Summary of Significant Accounting Policies - Schedule of Concentration of Credit Risk and Significant Customers and Vendors (Details) - Credit Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Purchases [Member] | Vendor A [Member]
Concentration Risk [Line Items]
Concentration credit risk, percentage	12.00%	14.00%	12.00%
Purchases [Member] | Vendor B [Member]
Concentration Risk [Line Items]
Concentration credit risk, percentage	11.00%	13.00%	14.00%
Purchases [Member] | Vendor C [Member]
Concentration Risk [Line Items]
Concentration credit risk, percentage	8.00%	6.00%	14.00%
Purchases [Member] | Vendor D [Member]
Concentration Risk [Line Items]
Concentration credit risk, percentage	8.00%	9.00%	12.00%
Accounts Receivable [Member] | Vendor A [Member]
Concentration Risk [Line Items]
Concentration credit risk, percentage	17.00%	15.00%
Accounts Receivable [Member] | Vendor B [Member]
Concentration Risk [Line Items]
Concentration credit risk, percentage	14.00%	8.00%
Accounts Receivable [Member] | Vendor C [Member]
Concentration Risk [Line Items]
Concentration credit risk, percentage	3.00%	11.00%